Form N-1A Cover	Dec. 11, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MAN ETF SERIES TRUST
Entity Central Index Key	0002065379
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 11, 2025
Prospectus Date	Dec. 13, 2025